Other Information - Future minimum lease payments under non-cancellable operating lease agreements and future payments for contractual obligations (Details 1) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	€ 2,780	€ 2,591
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	1,691	1,220
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	1,089	1,371
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	€ 0	€ 0